Interests in subsidiaries - Summary of Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue	[1]	£ 27,655	£ 25,684	£ 25,776
Profit for the year		6,846	6,974	6,564
– Attributable to non-controlling interests		180	173	164
Total comprehensive income		15,553	7,796	3,622
– Attributable to non-controlling interests		183	174	148
Summary net assets:
Non-current assets		138,137	124,558
Current assets		15,409	12,807
Non-current liabilities		59,983	54,820
Current liabilities		17,853	15,144
Total equity		75,710	67,401	62,955	£ 64,160
Net cash generated from operating activities		10,394	9,717	9,786
Net cash used in investing activities		(705)	(1,140)	(783)
Net cash used in financing activities		(8,878)	(8,749)	(7,897)
Differences on exchange		431	(253)	(253)
Increase/(decrease) in net cash and cash equivalents in the year		874	(425)	853
Net cash and cash equivalents at 1 January		2,463	2,888	2,035
Net cash and cash equivalents at 31 December		3,337	2,463	2,888
British American Tobacco Bangladesh Company Limited
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue		732	640	553
Profit for the year		153	127	101
– Attributable to non-controlling interests		41	34	27
Total comprehensive income		132	127	91
– Attributable to non-controlling interests		36	34	25
Dividends paid and other appropriations made to non-controlling interests		(32)	(28)	(31)
Summary net assets:
Non-current assets		322	303	271
Current assets		253	345	271
Non-current liabilities		78	70	58
Current liabilities		166	262	190
Total equity		331	316	294
– Attributable to non-controlling interests		90	86	80
Net cash generated from operating activities		164	52	137
Net cash used in investing activities		(46)	(26)	(11)
Net cash used in financing activities		(147)	(55)	(111)
Differences on exchange		4	0	(1)
Increase/(decrease) in net cash and cash equivalents in the year		(25)	(29)	14
Net cash and cash equivalents at 1 January		1	30	16
Net cash and cash equivalents at 31 December		£ (24)	£ 1	£ 30

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.